VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005
MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON

April 9, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  Aston Funds

Post-Effective Amendment No. 141 under the Securities Act of 1933 and Amendment No. 143 under Investment Company Act of 1940

File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A (Amendment No. 143 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, ASTON/River Road Dividend All Cap Value Fund II. We intend for this Amendment to become effective 75 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7738.

Very truly yours,

/s/ Michael J. Murphy

Michael J. Murphy

MJM

Enclosures

Vedder Price P. C. is affiliated with Vedder Price LLP. which operates in England and Wales.